Schedule of disaggregated revenue (Details) $ in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($)
Disaggregation of Revenue [Line Items]
Total revenue	$ 11,447	$ 42,670	$ 41,082	$ 117,122	$ 200,506	$ 161,548
Total revenue					200,506	161,548
Retail Pharmacy [Member]
Disaggregation of Revenue [Line Items]
Total revenue	6,790	41,438	33,598	113,921
Total revenue					194,829	155,685
Infusion Services [Member]
Disaggregation of Revenue [Line Items]
Total revenue	207	428	724	948
Total revenue					1,739	1,181
Specialty Clinics [Member]
Disaggregation of Revenue [Line Items]
Total revenue	142	111	411	417
Wholesale Distribution of Drugs and Other Medications [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1	245	31	612
Total revenue					725	1,322
Patient Support Program [Member]
Disaggregation of Revenue [Line Items]
Total revenue	193	262	731	744
Total revenue					1,044	1,008
Clinical Trial [Member]
Disaggregation of Revenue [Line Items]
Total revenue	213	7	792	8
Consumer Packaged Goods [Member]
Disaggregation of Revenue [Line Items]
Total revenue	2,673		2,673
Other Service Revenue [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 1,228	$ 179	$ 2,122	$ 472
Total revenue					850	873
Clinical trials [Member]
Disaggregation of Revenue [Line Items]
Total revenue					1,307	1,412
Total revenue					1,307	1,412
Testing Revenue [Member]
Disaggregation of Revenue [Line Items]
Total revenue					$ 12	$ 67